Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Income / (loss) available to common stockholders ($ in thousands)	$ (2,760)	$ 1,771	$ 398
Basic weighted average common shares outstanding	4,857,187	4,880,422	4,646,966
Basic net earnings / (loss) per share	$ (0.57)	$ 0.36	$ 0.09
Effect of dilutive securities – Options		264,838	169,770
Diluted weighted average common and potential common shares outstanding	4,857,187	5,145,260	4,816,736
Diluted net earnings / (loss) per share	$ (0.57)	$ 0.34	$ 0.08